ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about consideration fair value of assets and liabilities acquired [Table Text Block]
Total consideration:

Cash consideration	$98,124

Purchase Price	$98,124

Fair value of assets and liabilities:

Cash and cash equivalent	$599

Property, Plant and Equipment	$223,346

Exploration and Evaluation Assets	$175,446

Accounts payable and accrued liabilities	$(301,267)

Fair value of net assets acquired	$98,124